Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	DRONE AVIATION HOLDING CORP.
Entity Central Index Key	0001178727
Document Type	S-1/A
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV